ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 5.0%
	AUTOMOTIVE - 0.3%
18,300	Ford Motor Company	$ 371,490

	BANKING - 0.7%
1,200	Signature Bank	365,556
660	SVB Financial Group(a)	385,374
		750,930
	CHEMICALS - 0.3%
9,500	Mosaic Company (The)	379,525

	CONTAINERS & PACKAGING - 0.4%
5,600	Sealed Air Corporation	380,352

	ENGINEERING & CONSTRUCTION - 0.3%
3,700	Quanta Services, Inc.	380,064

	HEALTH CARE FACILITIES & SERVICES - 0.3%
1,500	HCA Healthcare, Inc.	360,075

	INSURANCE - 0.3%
5,600	Lincoln National Corporation	391,888

	INTERNET MEDIA & SERVICES - 0.3%
2,200	Expedia Group, Inc.(a)	403,238

	OIL & GAS PRODUCERS - 1.1%
7,725	Devon Energy Corporation	390,653
5,300	Marathon Petroleum Corporation	380,275
6,400	ONEOK, Inc.	388,352
		1,159,280
	SOFTWARE - 0.3%
1,250	Microsoft Corporation	388,725

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 5.0% (Continued)
	STEEL - 0.4%
3,900	Nucor Corporation	$ 395,460

	WHOLESALE - DISCRETIONARY - 0.3%
6,700	LKQ Corporation	367,763

	TOTAL COMMON STOCKS (Cost $5,471,146)	5,728,790

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.5%
	EQUITY - 94.5%
107,346	Consumer Discretionary Select Sector SPDR Fund	19,853,643
90,000	Energy Select Sector SPDR Fund	5,932,800
521,150	Financial Select Sector SPDR Fund	20,356,119
59,787	Health Care Select Sector SPDR Fund	7,845,848
83,513	Industrial Select Sector SPDR Fund	8,413,100
31,197	Invesco QQQ Trust Series 1	11,326,071
66,034	Materials Select Sector SPDR Fund	5,576,571
39,471	SPDR S&P 500 ETF Trust	17,758,398
75,760	Technology Select Sector SPDR Fund	12,270,847
		109,333,397

	TOTAL EXCHANGE-TRADED FUNDS (Cost $94,222,889)	109,333,397

	TOTAL INVESTMENTS - 99.5% (Cost $99,694,035)	$ 115,062,187
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	594,230
	NET ASSETS - 100.0%	$ 115,656,417

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.